Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets
	December 31, 2025	December 31, 2024
	USD thousands	USD thousands
Government institutions	26	113
Prepaid expenses	14	18
Advances to suppliers	57	30
Other	55	33
	152	194